DWS VARIABLE SERIES II

               SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES
                        OF EACH OF THE LISTED PORTFOLIOS:

                             ----------------------

                                DWS Balanced VIP
                               DWS High Income VIP
                            DWS Strategic Income VIP

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The following information revises similar disclosure for each of the above portfolios in "The portfolio managers" section of the prospectuses.


DWS Balanced VIP:

The following people handle the day-to-day management of the portfolio:


  William Chepolis, CFA                        Inna Okounkova                              Julie M. Van Cleave, CFA
  Managing Director of Deutsche Asset          Director of Deutsche Asset Management       Managing Director of Deutsche Asset
  Management and Portfolio Manager of the      and Portfolio Manager of the portfolio.     Management and Portfolio Manager of
  portfolio.                                    o Joined Deutsche Asset Management         the portfolio.
   o Joined Deutsche Asset Management in          in 1999 as a quantitative analyst,        o Joined Deutsche Asset Management and
     1998 after 13 years of experience as         becoming an associate Portfolio             the portfolio in 2002.
     vice president and portfolio manager         Manager in 2001.                          o Head of Large Cap Growth Portfolio
     for Norwest Bank, where he managed the     o Global Asset Allocation Portfolio           Selection Team.
     bank's fixed income and foreign              Manager: New York.                        o Previous experience includes 18 years
     exchange portfolios.                       o Joined the portfolio in 2005.               of investment industry experience at
   o Portfolio Manager for Retail Mortgage      o BS, MS, Moscow State University; MBA,       Mason Street Advisors, as Managing
     Backed Securities: New York.                 University of Chicago.                      Director and team leader for the
   o Joined the portfolio in 2005.             Thomas F. Sassi                                large cap investment team.
   o BIS, University of Minnesota.             Managing Director of Deutsche Asset          o BBA, MBA, University of Wisconsin --
  Matthew F. MacDonald                         Management and Portfolio Manager of            Madison.
  Director of Deutsche Asset Management        the portfolio.                              Robert Wang
  and Portfolio Manager of the portfolio.       o Joined Deutsche Asset Management         Managing Director of Deutsche Asset
   o Joined Deutsche Asset Management and         in 1996 and the portfolio in 2004.       Management and Portfolio Manager of
     the portfolio in 2006 after 14 years       o Over 33 years of investment industry     the portfolio.
     of fixed income experience at Bank of        experience.                               o Joined Deutsche Asset Management in
     America Global Structured Products and     o BBA, MBA, Hofstra University.               1995 as a senior fixed income
     PPM America, Inc., where he was           Gary Sullivan, CFA                             portfolio manager after 13 years of
     portfolio manager for public fixed        Director of Deutsche Asset Management          experience at J.P. Morgan & Co.
     income, including MBS, ABS, CDOs and      and Portfolio Manager of                       trading fixed income, derivatives and
     corporate bonds; earlier, as an           the portfolio.                                 foreign exchange products.
     analyst for MBS, ABS and money             o Joined Deutsche Asset Management in       o Global Asset Allocation Senior
     markets; and originally, at Duff &           1996 and the portfolio in                   Portfolio Manager: New York.
     Phelps Credit Rating Company.                2006. Served as the head of the High      o Joined the portfolio in 2005.
   o Portfolio Manager for Retail Mortgage        Yield group in Europe and                 o BS, The Wharton School, University of
     Backed Securities: New York.                 as an Emerging Markets portfolio            Pennsylvania.
   o BA, Harvard University; MBA,                 manager.
     University of Chicago Graduate School      o Prior to that, four years at Citicorp
     of Business.                                 as a research analyst and
                                                  structurer of collateralized mortgage
                                                  obligations. Prior to
                                                  Citicorp, served as an officer in the
                                                  US Army from 1988 to 1991.
                                                o BS, United States Military Academy
                                                  (West Point); MBA, New
                                                  York University, Stern School of
                                                  Business

August 1, 2006
SVS-3604

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DWS High Income VIP:

The following person handles the day-to-day management of the portfolio:

  Gary Sullivan, CFA
  Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
   o Joined Deutsche Asset Management in 1996 and the portfolio in 2006. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.
   o Prior to that, four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, served as an officer in the US Army from 1988 to 1991.
   o BS, United States Military Academy (West Point); MBA, New
     York University, Stern School of Business


DWS Strategic Income VIP:

The following people handle the day-to-day management of the portfolio:


  Gary Sullivan, CFA                                                   Matthew F. MacDonald
  Director of Deutsche Asset Management and Lead Portfolio Manager     Director of Deutsche Asset Management and Portfolio
  of the portfolio.                                                    Manager of the portfolio.
   o Joined Deutsche Asset Management in 1996 and the portfolio in       o Joined Deutsche Asset Management and the portfolio
     2006. Served as the head of the High Yield group in Europe and        in 2006 after 14 years of fixed income experience at Bank
     as an Emerging Markets portfolio manager.                             of America Global Structured Products and PPM America,
   o Prior to that, four years at Citicorp as a research analyst           Inc., where he was portfolio manager for public fixed
     and structurer of collateralized mortgage obligations. Prior          income, including MBS, ABS, CDOs and corporate bonds;
     to Citicorp, served as an officer in the US Army from 1988 to         earlier, as an analyst for MBS, ABS and money markets;
     1991.                                                                 and originally, at Duff & Phelps Credit Rating Company.
   o BS, United States Military Academy (West Point); MBA, New York      o Portfolio Manager for Retail Mortgage Backed Securities:
     University, Stern School of Business                                  New York.
  William Chepolis, CFA                                                  o BA, Harvard University; MBA, University of Chicago
  Managing Director of Deutsche Asset Management                           Graduate School of Business.
  and Portfolio Manager of the portfolio.
   o Joined Deutsche Asset Management in 1998 after 13 years of experience as vice president and portfolio manager for Norwest Bank, where he managed the bank's fixed income and foreign exchange portfolios.
   o Portfolio Manager for Retail Mortgage Backed Securities:
     New York.
   o Joined the portfolio in 2002.
   o BIS, University of Minnesota.

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     Please Retain This Supplement for Future Reference


August 1, 2006
SVS-3604